Consolidated cash flow statement (Parenthetical) - USD ($) $ in Millions			12 Months Ended
		Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from consolidated operations
Profit after tax for the year			$ 11,574	$ 9,953	$ 13,048
Adjustments for:
– Taxation			4,041	3,832	5,614
– Finance items			876	1,713	1,846
– Share of profit after tax of equity accounted units			(838)	(675)	(777)
– (Gains)/losses on consolidation and disposal of interests in businesses			(1,214)	0	105
– Impairment charges of investments in equity accounted units after tax			0	0	202
– Net impairment charges/(reversals)			538	936	(150)
– Depreciation and amortisation			5,918	5,334	5,010
– Provisions (including exchange differences on provisions)			398	1,470	1,006
Utilisation of other provisions			(94)	(104)	(176)
Utilisation of provisions for close-down and restoration			(1,142)	(777)	(609)
Utilisation of provisions for post-retirement benefits and other employment costs			(133)	(277)	(254)
Change in inventories			205	(422)	(1,185)
Change in receivables and other assets			(202)	(418)	20
Change in trade and other payables			54	(86)	700
Other items	[1]		(122)	(228)	(1,242)
Cash flows from consolidated operations	[2]		19,859	20,251	23,158
Purchase of property, plant and equipment	[3]		9,621	7,086	6,750
Acquisition of associates	[3]		346	834	850
Purchase of interests in investments accounted for using equity method	[3]		784	144	75
Cash inflows from share of expenditure incurred	[3]		1,574	127	86
Sales of financial assets	[4]		677	1,220	892
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd
Adjustments for:
Acquisition of associates			313
Chalco Iron Ore Holdings Ltd (CIOH)
Adjustments for:
Cash inflows from share of expenditure incurred		$ 411	1,505
Simandou Iron Ore Project
Adjustments for:
Total net outflows in iron ore project			1,300
Purchase of property, plant and equipment			1,831
Purchase of interests in investments accounted for using equity method			652
Not Designated As Hedging Instrument
Adjustments for:
Realised losses			88	57	459
Cortez Royalty
Adjustments for:
Urealised gain on royalty					432
Fixed Income Instruments
Adjustments for:
Sales of financial assets			$ 675	$ 1,157	$ 352

[1]	In 2024, Other items includes the recognition of realised losses of US$88 million on currency forwards not designated as hedges (2023: realised losses US$57 million, 2022: realised losses
US$459 million). In 2022, other items also included the deduction of the US$432 million relating to the gain recognised on sale of the Cortez royalty shown in “Sale of financial assets”.

[2]

Notes to the consolidated cash flow statement
(a) Cash flows from consolidated operations	Note	2024 US$m	2023 US$m	2022 US$m
Profit after tax for the year		11,574	9,953	13,048
Adjustments for:
– Taxation		4,041	3,832	5,614
– Finance items		876	1,713	1,846
– Share of profit after tax of equity accounted units		(838)	(675)	(777)
– (Gains)/losses on consolidation and disposal of interests in businesses	5	(1,214)	–	105
– Impairment charges of investments in equity accounted units after tax	4	–	–	202
– Net impairment charges/(reversals)	4	538	936	(150)
– Depreciation and amortisation		5,918	5,334	5,010
– Provisions (including exchange differences on provisions)		398	1,470	1,006
Utilisation of other provisions	36	(94)	(104)	(176)
Utilisation of provisions for close-down and restoration	14	(1,142)	(777)	(609)
Utilisation of provisions for post-retirement benefits and other employment costs	26	(133)	(277)	(254)
Change in inventories		205	(422)	(1,185)
Change in receivables and other assets		(202)	(418)	20
Change in trade and other payables		54	(86)	700
Other items(d)		(122)	(228)	(1,242)
		19,859	20,251	23,158

[3]	In 2024, our net cash outflow in relation to the Simandou iron ore project was US$1.3 billion. This includes cash outflows of US$1,831 million for purchase of property, plant and equipment,
US$313 million as acquisition of associates for WCS Rail and Port, and US$652 million as net funding of equity accounted units for the subsequent funding of that shared infrastructure. We received related cash inflows of US$1,505 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFerJersey Limited, of which US$411 million relates to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works.

[4]	In 2024, we received net proceeds of US$675 million (2023: US$1,157 million and 2022: US$352 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 19 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.